Customer deposits - Summary of disclosure of deposits from customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Abstract]
Current and saving accounts	¥ 427,529	¥ 576,181
Fixed deposits	9,029,405	3,357,569
Current deposits from customers	¥ 9,456,934	¥ 3,933,750